John Hancock
Diversified Macro Fund
Quarterly portfolio holdings 1/31/2022

Consolidated Fund’s investments
As of 1-31-22 (unaudited)
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 43.8%				$225,738,128
(Cost $225,736,750)
U.S. Government 43.8%				225,738,128
U.S. Treasury Bill	0.020	02-08-22	24,000,000	23,999,853
U.S. Treasury Bill	0.030	02-01-22	20,500,000	20,500,000
U.S. Treasury Bill	0.041	03-15-22	32,500,000	32,498,663
U.S. Treasury Bill	0.045	02-22-22	19,250,000	19,249,674
U.S. Treasury Bill	0.047	03-08-22	38,500,000	38,498,783
U.S. Treasury Bill	0.052	03-01-22	33,000,000	32,999,070
U.S. Treasury Bill	0.082	03-22-22	36,000,000	35,996,448
U.S. Treasury Bill	0.116	03-29-22	22,000,000	21,995,637

Total investments (Cost $225,736,750) 43.8%	$225,738,128
Other assets and liabilities, net 56.2%	290,094,214
Total net assets 100.0%	$515,832,342

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
2	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
10-Year Japan Government Bond Futures	53	Long	Mar 2022	$69,986,451	$69,381,734	$(604,717)
10-Year U.S. Treasury Note Futures	291	Long	Mar 2022	37,667,572	37,248,000	(419,572)
2-Year U.S. Treasury Note Futures	1,336	Long	Apr 2022	291,700,295	289,390,125	(2,310,170)
30-Year U.S. Treasury Bond Futures	24	Long	Mar 2022	3,785,032	3,732,750	(52,282)
3-Month EURIBOR Futures	983	Long	Jun 2023	276,593,264	275,630,828	(962,436)
5-Year U.S. Treasury Note Futures	1,539	Long	Apr 2022	185,877,804	183,501,703	(2,376,101)
Australian 10-Year Bond Futures	572	Long	Mar 2022	56,298,814	55,281,327	(1,017,487)
Brent Crude Futures	370	Long	Mar 2022	31,440,746	33,103,900	1,663,154
Canadian 10-Year Bond Futures	716	Long	Mar 2022	78,275,530	78,209,967	(65,563)
Cocoa Futures	96	Long	Mar 2022	2,172,383	2,194,876	22,493
Coffee ’C’ Futures	120	Long	Mar 2022	9,465,456	10,550,250	1,084,794
Corn Futures	559	Long	Mar 2022	16,061,651	17,461,763	1,400,112
Cotton No. 2 Futures	93	Long	Mar 2022	5,289,222	5,929,680	640,458
Dow Jones Industrial Average E-Mini Index Futures	209	Long	Mar 2022	37,222,419	36,557,235	(665,184)
Euro-BOBL Futures	840	Long	Mar 2022	126,564,913	124,737,339	(1,827,574)
Euro-Bund Futures	302	Long	Mar 2022	58,939,178	57,355,300	(1,583,878)
Euro-Schatz Futures	840	Long	Mar 2022	105,863,840	105,566,216	(297,624)
FTSE 100 Index Futures	240	Long	Mar 2022	23,378,366	24,080,694	702,328
Gas Oil Futures	175	Long	Mar 2022	12,639,998	13,733,125	1,093,127
Gasoline RBOB Futures	264	Long	Mar 2022	26,280,598	28,468,440	2,187,842
Gold 100 Oz Futures	75	Long	Apr 2022	13,455,061	13,503,000	47,939
Long Gilt Futures	387	Long	Mar 2022	64,759,762	63,456,445	(1,303,317)
NASDAQ 100 E-Mini Index Futures	106	Long	Mar 2022	33,507,460	31,598,600	(1,908,860)
Natural Gas Futures	199	Long	Feb 2022	8,083,763	9,685,330	1,601,567
Nikkei 225 Index Futures	171	Long	Mar 2022	41,560,512	40,587,982	(972,530)
NY Harbor ULSD Futures	250	Long	Mar 2022	26,838,225	28,552,650	1,714,425
Primary Aluminum Futures	79	Long	Mar 2022	6,016,020	5,981,880	(34,140)
Primary Aluminum Futures	99	Long	Jun 2022	7,653,934	7,449,750	(204,184)
Russell 2000 E-Mini Index Futures	260	Long	Mar 2022	26,417,983	26,317,200	(100,783)
SGX Japanese Government Bond Futures	11	Long	Mar 2022	1,444,844	1,440,381	(4,463)
Soybean Futures	284	Long	Mar 2022	19,373,225	21,168,650	1,795,425
Soybean Meal Futures	137	Long	Mar 2022	4,890,648	5,734,820	844,172
Soybean Oil Futures	120	Long	Mar 2022	4,205,879	4,673,520	467,641
Sugar No. 11 (World) Futures	284	Long	Mar 2022	6,229,200	5,827,226	(401,974)
U.S. Dollar Index Futures	86	Long	Mar 2022	8,278,479	8,308,890	30,411
WTI Crude Oil Futures	346	Long	Feb 2022	27,981,854	30,562,180	2,580,326
90-Day Eurodollar Futures	2,286	Short	Dec 2022	(567,448,760)	(563,041,800)	4,406,960
CAC40 Index Futures	257	Short	Feb 2022	(20,720,804)	(20,316,143)	404,661
Electrolytic Copper Futures	31	Short	Mar 2022	(7,665,972)	(7,388,850)	277,122
Euro STOXX 50 Index Futures	682	Short	Mar 2022	(32,420,592)	(32,114,805)	305,787
German Stock Index Futures	117	Short	Mar 2022	(51,151,133)	(51,114,878)	36,255
Hang Seng Index Futures	79	Short	Feb 2022	(12,281,233)	(12,168,664)	112,569
Hard Red Winter Wheat Futures	86	Short	Mar 2022	(3,470,961)	(3,348,625)	122,336
S&P 500 E-Mini Index Futures	103	Short	Mar 2022	(22,447,500)	(23,196,888)	(749,388)
Silver Futures	230	Short	Mar 2022	(26,879,320)	(25,880,750)	998,570
Tokyo Price Index Futures	230	Short	Mar 2022	(39,647,250)	(38,203,423)	1,443,827
Wheat Futures	168	Short	Mar 2022	(6,520,461)	(6,392,400)	128,061
Zinc Futures	77	Short	Mar 2022	(6,303,902)	(6,942,898)	(638,996)
Zinc Futures	2	Short	Jun 2022	(179,470)	(178,175)	1,295
						$7,612,434
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK DIVERSIFIED MACRO FUND	3

FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
AUD	16,777,000	USD	12,009,110	BOA	3/18/2022	—	$(144,568)
CAD	84,349,000	USD	66,890,875	BOA	3/18/2022	—	(538,205)
CHF	3,535,000	USD	3,856,399	BOA	3/18/2022	—	(36,987)
EUR	40,267,000	USD	45,616,827	BOA	3/18/2022	—	(335,383)
GBP	81,440,000	USD	110,301,925	BOA	3/18/2022	—	(802,176)
JPY	613,364,000	USD	5,319,781	BOA	3/18/2022	$12,353	—
MXN	447,588,000	USD	21,043,581	BOA	3/18/2022	494,874	—
NZD	45,500,000	USD	30,851,496	BOA	3/18/2022	—	(934,248)
USD	85,435,734	AUD	119,577,000	BOA	3/18/2022	871,966	—
USD	112,783,397	CAD	142,345,000	BOA	3/18/2022	808,498	—
USD	61,917,921	CHF	56,991,000	BOA	3/18/2022	341,662	—
USD	182,054,650	EUR	160,760,000	BOA	3/18/2022	1,275,227	—
USD	1,523,070	GBP	1,128,000	BOA	3/18/2022	6,423	—
USD	146,834,793	JPY	16,701,612,000	BOA	3/18/2022	1,643,288	—
USD	924,436	MXN	19,253,000	BOA	3/18/2022	—	(2,041)
USD	1,806,890	NZD	2,667,000	BOA	3/18/2022	53,279	—
						$5,507,570	$(2,793,608)

Derivatives Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
USD	U.S. Dollar

Derivatives Abbreviations
BOA	Bank of America, N.A.
EURIBOR	Euro Interbank Offered Rate
OTC	Over-the-counter
RBOB	Reformulated Blendstock for Oxygenate Blending
WTI	West Texas Intermediate
4	JOHN HANCOCK DIVERSIFIED MACRO FUND | QUARTERLY REPORT	SEE NOTES TO CONSOLIDATED FUND’S INVESTMENTS

Notes to Consolidated Fund’s investments (unaudited)
Basis of consolidation. The accompanying Consolidated Fund’s investments include the accounts of John Hancock Diversified Macro Offshore Subsidiary Fund, Ltd. (the subsidiary), a Cayman Islands exempted company which was incorporated on January 4, 2019, a wholly-owned subsidiary of the fund. The fund and its subsidiary are advised by Graham Capital Management, L.P., (the subadvisor), under the supervision of John Hancock Investment Management LLC (the Advisor). The fund may gain exposure to the commodities markets by investing up to 25% of its total assets in the subsidiary. The subsidiary acts as an investment vehicle for the fund to enable the fund to obtain its commodity exposure by investing in commodity-linked derivative instruments. As of January 31, 2022, the net assets of the subsidiary were $64,228,592 representing 12.5% of the fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Consolidated Fund’s investments includes positions of the fund and the subsidiary.
The subsidiary primarily obtains its commodity exposure by investing in commodity-linked derivative instruments, which may include but are not limited to total return swaps, commodity (U.S. or foreign) futures and commodity-linked notes. Neither the fund nor the subsidiary intends to invest directly in physical commodities. The subsidiary may also invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for its swap positions, and foreign currency transactions (including forward contracts).
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign equity index futures that trade in the electronic trading market subsequent to the close of regular trading may be valued at the last traded price in the electronic trading market as of 4:00 P.M. ET, or may be fair valued based on fair value adjustment factors provided by an independent pricing vendor in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the Consolidated Fund’s investments as of January 31, 2022, by major security category or type:
	Total value at 1-31-22	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Short-term investments	$225,738,128	—	$225,738,128	—
Total investments in securities	$225,738,128	—	$225,738,128	—
Derivatives:
Assets
Futures	$26,113,657	$26,001,088	$112,569	—
Forward foreign currency contracts	5,507,570	—	5,507,570	—
Liabilities
Futures	(18,501,223)	(17,528,693)	(972,530)	—
Forward foreign currency contracts	(2,793,608)	—	(2,793,608)	—
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For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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